Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events.
Subsequent events

27.    Subsequent events

The bonds issued by Fresenius Medical Care US Finance II, Inc. in the amount of $700,000 (€532,522 as of the date of issuance on January 26, 2012) were redeemed at maturity on January 31, 2022.

No further significant activities have taken place subsequent to the balance sheet date December 31, 2021 that have a material impact on the key figures and earnings presented. Currently, there are no significant changes in the Company’s structure, management, legal form or personnel.